Warranty Provision - Summary of Warranty Activity (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Warranty [Abstract]
Balance at beginning of fiscal year	$ 403,627	$ 729,528	$ 296,410
Additional provision	485,229		473,551
Reversal of unutilized amounts	(19,122)	(325,901)	(40,433)
Balance at end of fiscal year	$ 869,734	$ 403,627	$ 729,528